EARNINGS PER SHARE Issued shares excluded from weighted average common shares outstanding (Details) - shares	Dec. 31, 2018	Apr. 23, 2018
Senior Unsecured Convertible Bonds due 2023 [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Own-share Lending Arrangement, Shares, Issued	3,765,842	3,765,842